Leases (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease, Right-of-Use Asset	$ 653,000	$ 697,000	$ 829,000
Operating Lease, Liability	669,000	718,000	837,000
Operation lease right of use asset accumulated amortization	$ 404,000	$ 363,000	$ 158,000
Lessee, Operating Lease, Remaining Lease Term		41 months
Operating Lease, Weighted Average Remaining Lease Term	32 months	41 months	43 months
Debt, Weighted Average Interest Rate	10.20%	10.00%	10.00%
Minimum [Member]
Lessee, Operating Lease, Renewal Term	1 year	1 year
Operating Lease, Payments	$ 1,000	$ 1,000
Lessee, Operating Lease, Remaining Lease Term	6 months	3 months
Maximum [Member]
Lessee, Operating Lease, Renewal Term	5 years	5 years
Operating Lease, Payments	$ 17,000	$ 17,000
Lessee, Operating Lease, Remaining Lease Term	35 months	44 months